STATEMENTS OF OPERATIONS - USD ($)		10 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2021
Income Statement [Abstract]
Operating and formation costs		$ 6,276	$ 1,005,498
Loss from operations		(6,276)	(1,005,498)
Other income:
Change in fair value of warrants			(4,377,600)
Loss on initial issuance of private warrants			(2,599,200)
Change in fair value of conversion option liability			11,835
Interest expense - debt discount			(1,826)
Transaction costs allocated to warrant liabilities			(30,212)
Interest earned on investments held in Trust Account			30,739
Total other (expense) income, net			1,788,935
Net income (loss)		$ (6,276)	$ 783,438
Basic weighted average shares outstanding, ordinary shares (in Shares)	[1]	3,000,000	16,820,548
Diluted weighted average shares outstanding, ordinary shares (in Shares)		3,000,000	16,834,110
Basic net income (loss) per ordinary share		$ 0.00	$ 0.05
Diluted net income (loss) per ordinary share		$ 0.00	$ 0.05

[1]	At December 31, 2020, includes an aggregate of up to 450,000 ordinary shares that are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised (see Note 6). On January 6, 2021, the Company effected a share capitalization of 0.2 shares for each share outstanding, resulting in 3,450,000 ordinary shares issued and outstanding (see Note 6). All share and per share amounts have been retroactively restated to reflect the share capitalization. As a result of the underwriters’ full exercise of their overallotment option on January 11, 2021, no shares were forfeited.